Basis of Presentation (Details) - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Accounting policies
Foreign currency re-measurement loss	$ 1,800,000	$ 500,000	$ 1,000,000
Goodwill impairment loss	$ 0	$ 0	$ 0
Stock options
Accounting policies
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	5 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	7 years
PSU
Accounting policies
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	10 years
RSU
Accounting policies
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	10 years
DSU
Accounting policies
Base annual fee, percent	50.00%
Minimum
Accounting policies
Costs to obtain a contract with a customer, period of benefit including renewals (Year)	4 years
Cash settled restricted share units, vesting period (Year)	3 years
Maximum
Accounting policies
Costs to obtain a contract with a customer, period of benefit including renewals (Year)	6 years
Cash settled restricted share units, vesting period (Year)	5 years
Director's and officer's | Minimum
Accounting policies
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Director's and officer's | Maximum
Accounting policies
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	5 years
Computer equipment and software | Minimum
Accounting policies
Property and equipment useful life (Year)	1 year
Computer equipment and software | Maximum
Accounting policies
Property and equipment useful life (Year)	13 years
Furniture and fixtures | Minimum
Accounting policies
Property and equipment useful life (Year)	3 years
Furniture and fixtures | Maximum
Accounting policies
Property and equipment useful life (Year)	14 years
Leasehold improvements
Accounting policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Equipment installed with customers
Accounting policies
Property and equipment useful life (Year)	3 years
Customer agreements and relationships | Minimum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	2 years
Customer agreements and relationships | Maximum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	20 years
Existing technologies | Minimum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	4 years
Existing technologies | Maximum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	12 years
Trade names | Minimum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | Maximum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	15 years
Non-compete covenants | Minimum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	2 years
Non-compete covenants | Maximum
Accounting policies
Acquired intangible assets estimated useful lives (Year)	12 years